Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2022:

Amount
Year 1	$77
Year 2	59
Year 3	39
Total	$175
Less imputed interest	(12)
Present value of lease liabilities	$163

Lease liabilities, current	73
Lease liabilities, non- current	90
Present value of lease liabilities	$163